Financial Instruments and Financial Risk Management - Schedule of Fair Value of Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	$ 140	$ 113
Risk management assets - non-current	77	51
Risk management liabilities - current	172	128
Risk management liabilities - non-current	298	165
Subordinated hybrid notes (notes 17 and 24)	544	0
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Financial assets	217	164
Current portion of long-term debt	334	511
Long-term debt	8,694	7,684
Debt classified as held for sale (note 5)	63
Other current liabilities		43
Financial liabilities	10,157	8,531
Carrying Amount | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	132	112
Risk management assets - non-current	77	50
Risk management liabilities - current	133	113
Risk management liabilities - non-current	170	90
Carrying Amount | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	8	1
Risk management assets - non-current		1
Risk management liabilities - current	39	15
Risk management liabilities - non-current	128	75
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Financial assets	217	164
Current portion of long-term debt	334	511
Long-term debt	7,721	7,898
Subordinated hybrid notes (notes 17 and 24)	480
Debt classified as held for sale (note 5)	60
Other current liabilities	52	43
Financial liabilities	9,117	8,745
Fair Value | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	132	112
Risk management assets - non-current	77	50
Risk management liabilities - current	133	113
Risk management liabilities - non-current	170	90
Fair Value | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	8	1
Risk management assets - non-current		1
Risk management liabilities - current	39	15
Risk management liabilities - non-current	128	75
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Financial assets	0	0
Current portion of long-term debt	0	0
Long-term debt	0	0
Subordinated hybrid notes (notes 17 and 24)	0
Debt classified as held for sale (note 5)	0
Other current liabilities	0	0
Financial liabilities	0	0
Fair Value | Level 1 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	0	0
Risk management assets - non-current	0	0
Risk management liabilities - current	0	0
Risk management liabilities - non-current	0	0
Fair Value | Level 1 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	0	0
Risk management assets - non-current		0
Risk management liabilities - current	0	0
Risk management liabilities - non-current	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Financial assets	154	95
Current portion of long-term debt	334	511
Long-term debt	7,721	7,898
Subordinated hybrid notes (notes 17 and 24)	480
Debt classified as held for sale (note 5)	60
Other current liabilities	52	43
Financial liabilities	8,662	8,521
Fair Value | Level 2 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	96	73
Risk management assets - non-current	52	22
Risk management liabilities - current	11	58
Risk management liabilities - non-current	4	11
Fair Value | Level 2 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	6	0
Risk management assets - non-current		0
Risk management liabilities - current	0	0
Risk management liabilities - non-current	0	0
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Financial assets	63	69
Current portion of long-term debt	0	0
Long-term debt	0	0
Subordinated hybrid notes (notes 17 and 24)	0
Debt classified as held for sale (note 5)	0
Other current liabilities	0	0
Financial liabilities	455	224
Fair Value | Level 3 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	36	39
Risk management assets - non-current	25	28
Risk management liabilities - current	122	55
Risk management liabilities - non-current	166	79
Fair Value | Level 3 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	2	1
Risk management assets - non-current		1
Risk management liabilities - current	39	15
Risk management liabilities - non-current	$ 128	$ 75